Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases
Operating cash flows from operating leases	657	614
Financing cash flows from finance leases			$ 1
Non-cash investing and financing activities:
Net lease cost from continuing operations	665	668	$ 623
Additions to ROU assets obtained from:
New operating lease liabilities	$ 62	$ 66